TAXATION - Deferred tax assets/liability (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Net operating losses	¥ 3,389,532		¥ 1,079,204
Accrued warranty costs	389,597		540,349
Provision for inventories, accounts receivable, other receivable	418,916		479,786
Timing difference for subsidiary income	933,042		1,045,870
Timing difference for countervailing duties	23,226		18,534
Impairment for property, plant and equipment	392,179		153,889
US tax credits	159,458		134,942
Other temporary differences	501,021		435,293
Total deferred tax assets	6,206,971		3,887,867
Less: Valuation allowance	(1,328,577)		(1,047,994)	¥ (357,198)	¥ (243,141)
Less: Deferred tax liabilities in the same tax jurisdiction	(302,092)		(198,476)
Deferred tax assets	4,576,302	$ 654,402	2,641,397
Timing difference for property, plant and equipment	(208,825)		(191,196)
Other temporary differences	(123,241)		(63,998)
Total deferred tax liabilities	(332,066)		(255,194)
Less: Deferred tax assets in the same tax jurisdiction	302,092		198,476
Deferred tax liabilities	¥ (29,974)	$ (4,286)	¥ (56,718)